Loans (Allowance For Loan And Lease Loss And Individually And Collectively Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	$ 5,305	$ 4,875	$ 4,280
Individually Evaluated for Impairment, Allowance for loan losses	600	1,126
Collectively Evaluated for Impairment, Allowance for loan losses	4,705	3,749
Loan balance	538,442	383,881
Individually Evaluated for Impairment, Loan balance	11,041	13,025
Collectively Evaluated for Impairment, Loan balance	527,401	370,856
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	2,148	1,523
Individually Evaluated for Impairment, Allowance for loan losses	292	296
Collectively Evaluated for Impairment, Allowance for loan losses	1,856	1,227
Loan balance	246,324	203,880
Individually Evaluated for Impairment, Loan balance	5,526	3,803
Collectively Evaluated for Impairment, Loan balance	240,798	200,077
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	2,756	3,086
Individually Evaluated for Impairment, Allowance for loan losses	298	782
Collectively Evaluated for Impairment, Allowance for loan losses	2,458	2,304
Loan balance	172,711	150,796
Individually Evaluated for Impairment, Loan balance	4,875	8,590
Collectively Evaluated for Impairment, Loan balance	167,836	142,206
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	194	245
Individually Evaluated for Impairment, Allowance for loan losses	10	32
Collectively Evaluated for Impairment, Allowance for loan losses	184	213
Loan balance	22,004	24,291
Individually Evaluated for Impairment, Loan balance	632	560
Collectively Evaluated for Impairment, Loan balance	21,372	23,731
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	12	21
Individually Evaluated for Impairment, Allowance for loan losses		16
Collectively Evaluated for Impairment, Allowance for loan losses	12	5
Loan balance	3,191	4,886
Consumer And Overdrafts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	3,375	4,914
Individually Evaluated for Impairment, Loan balance	8	72
Collectively Evaluated for Impairment, Loan balance	3,367	4,842
Guaranteed Student Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total Amount, Allowance for loan losses	195
Collectively Evaluated for Impairment, Allowance for loan losses	195
Loan balance	94,028
Collectively Evaluated for Impairment, Loan balance	$ 94,028